REICH & TANG ASSET MANAGEMENT, LLC
1411 Broadway, 28th Floor
New York, NY 10018

October 24, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

Re:           Tax Exempt Proceeds Fund, Inc.
File Nos. 33-25747,  811-5698 CIK: 0000843078

Ladies and Gentlemen:

On behalf of Tax Exempt Proceeds Fund, Inc. (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and Statement of Additional Information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 24, 2011.

Very truly yours,

Tax Exempt Proceeds Fund, Inc.

/s/ Christine Manna
By: Christine Manna
Secretary